Long-term investments (Details 2) - Cummins Westport, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and short-term investments	$ 107,415	$ 73,736
Accounts receivable	12,741	4,645
Current portion of deferred income tax assets	21,967	13,958
Other current assets	116	210
Long-term assets:
Property, plant and equipment	1,294	1,096
Deferred income tax assets	29,408	21,698
Total assets	172,941	115,343
Current liabilities:
Current portion of warranty liability	48,818	18,395
Current portion of deferred revenue	8,029	5,478
Accounts payable and accrued liabilities	6,419	7,772
Current liabilities	63,266	31,645
Long-term liabilities:
Warranty liability	43,983	49,174
Deferred revenue	34,345	17,815
Other long-term liabilities	2,771	2,400
Long-term liabilities	81,099	69,389
Total liabilities	144,365	101,034
Product revenue	283,551	261,012	$ 161,741
Parts revenue	53,683	49,639	36,274
Equity Method Investment Summarized Financial Information Total revenue	337,234	310,651	198,015
Cost of revenue and expenses:
Cost of product and parts revenue	270,832	246,403	136,575
Research and development	21,131	21,522	12,114
General and administrative	1,202	1,348	1,417
Sales and marketing	22,514	17,839	12,541
Foreign exchange (gain) loss	34	(7)	(18)
Bank charges, interest and other	805	607	472
Equity Method Investment Summarized Financial Information Cost of Revenue and Expenses	316,518	287,712	163,101
Income from operations	20,716	22,939	34,914
Interest and investment income	260	117	530
Income before income taxes	20,976	23,056	35,444
Income tax expense (recovery):
Current	21,514	24,600	16,362
Deferred	(15,719)	(18,566)	(6,517)
Equity Method Investment Summarized Financial Information Income tax expense (recovery)	5,795	6,034	9,845
Income for the period	$ 15,181	$ 17,022	$ 25,599